Share Option Plan	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLAN [Abstract]
Share Option Plan
19.	SHARE OPTION PLAN

Certain of the Group’s employees historically were granted awards under share-based incentive plans established by the Group’s parent, Shanda, which formerly was a publicly traded NASDAQ issuer and delisted, changing its status to a private company in February 2012. All share based payment awards historically issued by Shanda at that time were extinguished. Share-based compensation expenses related to Shanda’s now-defunct incentive plans were recognized in the Group’s consolidated statements of operations and comprehensive income in the amounts of RMB7.8 million, RMB1.2 million and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

For awards granted to the Company’s employees under the share-based incentive plans established by the Company, share-based compensation expenses were recognized in the Company’s consolidated statements of operations and comprehensive income in the amounts of RMB93.1 million, RMB81.4 million and RMB33.6 million for the years ended December31, 2010, 2011 and 2012 respectively.

Share-based compensation of the Company

2008 Equity Compensation Plan

In November 2008, the Company authorized an equity compensation plan (the “2008 Equity Compensation Plan”) that provides for the issuance of options to purchase up to 44,000,000 ordinary shares. Under the Company’s 2008 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultants or advisors (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’s ordinary shares, equal to the excess of the fair market value of the Company’s ordinary shares, or (iii) other types of compensation based on the performance of the Company’s ordinary shares. In November 2010, the Company increased the number of ordinary shares reserved under the 2008 Equity Compensation Plan to 54,750,000 ordinary shares.

From November 14, 2008 through September 7, 2009, the Company granted options to employees to purchase 24,752,500 ordinary shares at an exercise price of US$3.20 per share and 936,000 ordinary shares at an exercise price of US$3.98 per share under the Company’s 2008 Equity Compensation Plan, respectively. After the Company’s IPO, from October 16, 2009 through December 1, 2009, the Company granted options to employees to purchase 38,000 Class A ordinary shares at an exercise price of US$5.38 and 20,000 Class A ordinary shares at an exercise price of US$5.29 under the Company’s 2008 Equity Compensation Plan, respectively, equivalent to the average market value in the previous fifteen trading days of the grant dates. The options can be exercised within 10 years from the respective grant dates. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the Performance Period Start Date through the four-year Performance Period, 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant’s continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets.

For the options granted prior to the consummation of the Company’s IPO, the vesting conditions are: 1) On each of the first four anniversaries of the Performance Period Start Date, twenty percent (20%) of the earned options during the year preceding such anniversary date shall vest and become exercisable; and 2) on each of the first four anniversaries of the consummation of the IPO, eighty percent (80%) of the earned options during the year preceding the corresponding first four anniversaries of the Performance Period Start Date shall vest and become exercisable provided, in each case, that the employees remain employed by the Company on such vesting date.

The Company did not recognize share-based compensation expenses for the earned options (80%) granted prior to the IPO and which vested upon the consummation of the IPO, as the Company was not able to determine that it was probable that this performance condition would be satisfied until such event occurred As a result of the consummation of the IPO, the share-based compensation expenses for this portion of the earned options were recognized in the Company’s consolidated statements of operations and comprehensive income.

In accordance with ASC 718, after IPO, the Company recognized share-based compensation expenses for the options granted prior to IPO, net of a forfeiture rate, using the straight-line method for the 1/3 of the 20% of the options earned subject to the employees’ continued employment with the Group, and using the graded-vesting method for of the rest of the options earned contingent on the achievement of different performance targets when the Company concluded that it is probable that the performance targets would be achieved (or were achieved).

There was one significant modification in the first quarter of 2010 relating to the previously granted performance-based options. These options were not considered probable to be earned and vested under the original performance target, but were probable under the revised performance target. The compensation costs for the original awards were nil as none of the options were expected to vest. The incremental fair value was equal to the full fair value of the modified award, which represents the total cumulative compensation cost to be recognized for the award. On the modification date, the compensation costs previously recognized for the unvested award were reversed and fair value of the modified award was recognized as compensation cost over the remaining vesting period of the modified award.

In January 2010, the Company replaced the outstanding employee options of a foreign subsidiary with options of the Company. The replacement awards allow employees to purchase 962,963 Class A ordinary shares within 10 years from the original grant date and have the same vesting terms as under the original award. The replacement awards’ share option activities are included in the 2008 Equity Compensation Plan movements. The incremental compensation cost resulting from the replacement was immaterial.

From March 9, 2010 through December 15, 2010, the Company granted options under the 2008 Equity Compensation Plan to purchase 6,805,200 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. From January 1, 2011 through December 1, 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 5,380,300 Class A ordinary shares of the Company at an exercise price equivalentto the average market value in the previous fifteen days. From January 1, 2012 through December 1, 2012, the Company granted options under the 2008 Equity Compensation Plan to purchase 7,732,000 Class A ordinary shares of the Company at an exercise price equivalentto the average market value in the previous fifteen days. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the Performance Period Start Date through the four-year Performance Period, 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant's continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets. The options have 10 year contractual terms from the grant dates and vest over four year periods. On each of the first four anniversaries of the Performance Period Start Date, one hundred percent (100%) of the options earned during the year preceding such anniversary date shall vest and become exercisable provided that the employees remain employed by the Group on such vesting date.

From January 1, 2011 through April 15, 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 216,400 Class A ordinary shares of the Company with no performance conditions at an exercise price equivalent to the average market value in the previous fifteen days. The options have 10 year contractual terms from the grant dates and vest over four year periods. On the first anniversary of the grant date, 25% of the options vest, and over the three-year remaining vesting period, 1/36th of the options vest monthly provided that the employees remain employed by the Group on such vesting dates.

In 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 1,916,739 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. The options have a 10 year contractual term from the grant date and vested immediately.

On September 14, 2012, the board of directors approved an option modification to reduce the exercise price of certain outstanding options (mainly granted to key members of management and certain staff) that were granted by the Company under the 2008 Equity Compensation Plan to a calculated market value of US$1.835 per ordinary share. The calculated value was based on the average closing price of the Company's ADSs during the 15 consecutive trading days prior to September 14, 2012 divided by two. Other terms of the option grants remain unchanged. Total modified options amount to 12.8 million, or 9.9 million unvested options and 2.9 million vested options. All eligible option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. A modification charge for the incremental compensation cost of RMB5.7 million was recorded in the third quarter of 2012 for fully vested options. The Company expects to record approximately RMB11.9 million of incremental cost for unvested options over their respective remaining vesting periods of one year to four years. Overall, this modification was undertaken in light of the decrease in the Company’s share price after the large 2011 special dividend.

Share-based compensation expenses related to the option awards granted by the Company under the 2008 Equity Compensation Plan amounted to approximately RMB44.6 million, RMB35.2 million and RMB16.9 million for the years ended December 31, 2010, 2011 and 2012.

The Company’s share option activities as of December 31, 2010, 2011 and 2012 and changes during the years then ended are presented below:

	Options Outstanding	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$			US$ (in thousands)
Outstanding at December 31, 2009	25,555,200	3.2		8.94	47,589
Granted	7,768,163	3.0
Exercised	(1,403,548)	2.6
Forfeited	(8,708,587)	3.3
Expired	—	—
Outstanding at December 31, 2010	23,211,228	3.2		8.34	2,225
Vested and expected to vest at December 31, 2010	21,863,951	3.2		8.33	2,199
Vested and exercisable at December 31, 2010	5,182,199	3.2		7.96	176
Granted	7,513,439	3.0
Exercised	(650,100)	2.3
Forfeited	(7,714,478)	3.1
Expired	—	—
Outstanding at December 31, 2011	22,360,088	3.2		7.90	300
Vested and expected to vest at December 31, 2011	21,891,028	3.2		7.88	273
Vested and exercisable at December 31, 2011	7,568,229	3.1		7.13	31
Granted	7,732,000	1.9
Exercised	(149,884)	0.6
Forfeited	(7,840,095)	2.6	*
Expired	—	—
Outstanding at December 31, 2012	22,102,109	2.2	*	7.84	46
Vested and expected to vest at December 31, 2012	18,678,050	2.3	*	7.24	46
Vested and exercisable at December 31, 2012	8,989,861	2.8	*	6.46	8

* Includes the impact of stock option exercise price modification in September 2012 previously discussed.

The aggregate intrinsic values are calculated as the differences between the market values of US$3.22, US$1.96 and US$1.52 as of December 31, 2010, 2011 and 2012 and the exercise prices of the shares. The total intrinsic value of options exercised during the year ended December 31, 2012 was US$0.1 million.

The weighted average grant-date fair values of options granted during the years ended December 31, 2010, 2011 and 2012 were US$1.92, US$1.15 and US$1.01, respectively. The weighted average grant-date fair values of options vested during 2010, 2011 and 2012 were RMB81.3 million, RMB27.8 million and RMB46.2 million, respectively.

As of December 31, 2012, there was RMB37.9 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to unvested options granted to the Group’s employees. This cost is expected to be recognized over a weighted average period of 2.6 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions. In 2012, total cash received from the exercise of stock options amounted to RMB0.7 million.

The fair value of each option granted under the Company’s 2008 Equity Compensation Plan after the IPO was estimated on the date of grant using the Black-Scholes model with the assumptions in the following table:

	For the year ended December 31
	2010	2011	2012
Exercise Price	US$0.23~US$3.40	US$2.47~US$3.62	US$1.84~US$2.05
Fair value of ordinary shares	US$2.50~US$5.21	US$1.99~US$3.75	US$1.92~US$2.23
Risk-free interest rate(1)	1.00%~2.50%	0.88%~2.0%	0.63%~1.0%
Expected life (in years)(2)	5	2.25~5	5
Expected dividend yield(3)	0%	0%	0%
Expected volatility(4)	50%	50%	50~60%
Fair value per option at grant date (in RMB)	7.31~33.52	2.22~11.88	6.3~6.52

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.

(3)	The Company has no expectation of paying regular dividends on its ordinary shares.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s ordinary shares for a period equivalent to the expected term preceding the grant date.

On December 22, 2008, the Company also granted 407,770 restricted shares under the Company’s 2008 Equity Compensation Plan. The restricted shares vest in equal installments over four calendar years on December 31 of each such calendar year, commencing on December 31, 2009, subject to the employee’s continued employment with the Group.

From July 14, 2009 through December 1, 2009, the Company granted 251,920 restricted shares and 6,068,500 restricted shares to the Group’s and Shanda’s employees, respectively, under the Company’s 2008 Equity Compensation Plan. From January 1, 2010 through December 1, 2010, the Company granted 4,488,279 and 925,000 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. From January 1, 2011 through December 1, 2011, the Company granted 1,661,989 and 1,788,624 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. From January 1, 2012 through December 1, 2012, the Company granted 337,462 and 1,142,500 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan.These awards will vest in equal installments over two to four years, commencing on the grant date, subject to the employee’s continued employment with the Group or Shanda, as the case may be.

Share-based compensation expense related to the restricted share awards granted by the Company under the 2008 Equity Compensation Plan amounted to RMB48,518, RMB46,161 and RMB16,675 for the years ended December 31, 2010, 2011 and 2012. The restricted shares granted to Shanda’s employees were measured at fair value at the grant dates and amounts of RMB62,453, RMB65,044 and RMB43,129 were recognized as dividends distributed to Shanda in 2010, 2011 and 2012, respectively.

A summary of unvested restricted share activity as of December 31, 2010, 2011 and 2012 is presented below:

Unvested Restricted Shares	Number of Shares	Weighted Average Grant-date Fair Value
		US$
Unvested at December 31, 2009	6,725,190	6.0
Granted	5,413,279	4.1
Vested	(2,022,688)	5.5
Forfeited	(489,549)	5.5
Unvested at December 31, 2010	9,626,232	5.2
Expected to vest at December 31, 2010	8,473,034	5.1
Granted	3,450,613	3.0
Vested	(4,492,918)	5.2
Forfeited	(1,082,538)	5.6
Unvested at December 31, 2011	7,501,389	4.5
Expected to vest at December 31, 2011	7,120,357	4.5
Granted	1,479,962	2.0
Vested	(2,434,628)	4.7
Forfeited	(1,635,122)	4.9
Unvested at December 31, 2012	4,911,601	3.5
Expected to vest at December 31, 2012	4,498,720	3.3

The total intrinsic value of restricted shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB42.9 million, RMB55.3 million and RMB23.1 million, respectively.

As of December 31, 2012, there was RMB74.3 million of unrecognized compensation cost (including the unrecognized compensation cost of the restricted shares granted to the employees of Shanda amounting to RMB52.1 million), adjusted for estimated forfeitures, related to unvested restricted shares granted to the Group’s employees and Shanda employees. This cost is expected to be recognized over a weighted average period of 2.02 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

Share-based compensation of Actoz

Since 2005, Actoz has granted stock options to its employees as an incentive program.

A total of 127,420 shares were granted to Actoz’s employees in July 2006; 140,000 shares were granted in March 2007; 470,730 shares were granted in September 2007; 94,040 shares were granted in March 2008; 10,000 shares were granted in October 2008; 102,666 shares were granted in March 2010, and 40,000 shares were granted in March, 2012.

The stock options may be exercised from the date that is two years from the grant date for a period of five years under relevant law. The grantees who were granted options before March 2007 may exercise 2/3 of granted stock options two years after the grant date and 1/3 of granted stock options may be exercised three years after the grant date. Grantees who were granted options in September 2007 and in 2008, 2010 and 2012 may exercise 1/2 of granted stock options two years after grant date, 1/4 of granted stock options may be exercised three years after grant date, and 1/4 of granted stock options may be exercised four years after grant date.

Under the relevant law, the option exercise price is decided based on the price calculated by taking the arithmetic average of the weighted average of the periods of past two months, one month and one week each prior to the day immediately preceding the date of the shareholders meeting.

Actoz may decide upon one or more methods for exercise of the options pursuant to the resolution of the board of directors: 1) delivery of new shares of Actoz; 2) delivery of Actoz’s treasury stock; or 3) payment by Actoz to the grantee of the difference between the market price at the time of exercise and the exercise price, in cash or treasury stock.

The assumptions used to value stock-based compensation awards for the years ended December 31, 2010 and 2012 are presented as follows. Further information regarding the assumptions has not been included as the grant-date fair value of the options issued was not material.

	For the years ended December 31
	2010	2012
Risk-free interest rate	4.56%	3.71%
Expected life (in years)	4.5-4.9 years	4.9 years
Expected dividend yield	0%	0%
Expected volatility	65%-67%	61%
Fair value per option at grant date ( in KRW)	7,504~7,668	10,379

Activities of share options

Actoz’s share option activities as of December 31, 2010, 2011 and 2012 and changes during the years then ended are presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
December 31, 2009	412,490	9,398	4.66	3,156,394
Granted	102,666	14,250	—	—
Exercised	(75,551)	9,378	—	—
Forfeited	(56,443)	9,532	—	—
December 31, 2010	383,162	10,682	4.38	301,206
Vested and expected to vest as of December 31, 2010	368,502	10,542	4.30	301,094
Vested and exercisable as of December 31, 2010	214,000	9,346	3.63	236,267
Granted	—	—	—	—
Exercised	(121,517)	9,416	—	—
Forfeited	(51,685)	13,468	—	—
December 31, 2011	209,960	10,729	3.52	551,208
Vested and expected to vest as of December 31, 2011	209,960	10,729	3.52	551,208
Vested and exercisable as of December 31, 2011	148,222	9,347	2.83	541,498
Granted	40,000	18,040	—	—
Exercised	(168,089)	10,372	—	3,896,501
Forfeited	(3,500)	14,250	—	—
December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and expected to vest as of December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and exercisable as of December 31, 2012	26,496	15,070	2.55	695,407

The aggregate intrinsic values were calculated as the differences between the market values of KRW10,450, KRW13,000 and KRW37,200 as of December 31, 2010, 2011 and 2012, respectively, and the exercise prices of the shares. The total intrinsic value of options exercised during the year ended December 31, 2012 was KRW3,896.5 million.

The weighted average fair value of options granted during fiscal year 2010 was KRW7,593. During 2011, Actoz did not grant any options. The weighted average estimated fair value of options granted during fiscal year 2012 was KRW10,379. The total fair value of options vested during the years ended December 31, 2011 and 2012 was KRW324.5 million and KRW174.2 million, respectively.

Share-based compensation expenses of approximately RMB5.0 million, RMB3.4 million and RMB1.9 million were recognized in the consolidated statements of operations and comprehensive income for the years ended December 31, 2010, 2011 and 2012.

As of December 31, 2012 there was KRW447.0 million(RMB2.6 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested options granted to Actoz’s employees. This cost is expected to be recognized over a weighted average period of 5.79 years. Total compensation cost may be adjusted for future changes in estimated forfeitures. For the year ended December 31, 2012, total cash received by Actoz from the exercise of stock options amounted to KRW1,743.4 million (equivalent to approximately RMB9.8 million).

Share-based compensation of Eyedentity

In February 2012, pursuant to a resolution of the board of directors, the Group’s Korean subsidiary Eyedentity authorized an equity compensation plan to grant stock options to its employees as an incentive program. A total of 95,000 shares were granted to Eyedentity’s employees in February 2012. The options can be exercised within 5 years from the award date. These awards vest over a three year period, with 1/3 of the options to vest on each of the first, second, and third anniversaries of the award date under relevant Korean law.

The fair value of each option granted under Eyedentity’s equity compensation plan was estimated on the date of grant using the Black-Scholes model with the assumptions noted in the following table. Further information regarding the assumptions has not been included as the grant-date fair value of the options issued in 2012 was not material.

Year ended December 31
2012
Risk-free interest rate	3.43%
Expected life (in years)	4 years
Expected dividend yield	0%
Expected volatility	55.95%
Fair value per option at grant date ( in KRW)	55,403

Activities of share options

Eyedentity’s share option activities as of December 31, 2012 and changes during the year follow:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
Granted	95,000	100,000	—	—
Exercised	—	—	—	—
Forfeited	(13,500)	100,000	—	—
December 31, 2012	81,500	100,000	4.09	—
Vested and expected to vest as of December 31, 2012	81,500	100,000	4.09	—
Vested and exercisable as of December 31, 2012	—	—	—	—

There is no intrinsic value as of December 31, 2012. The weighted average grant date estimated fair value of options granted during 2012 was KRW55,403. Share-based compensation expense of approximately RMB7.0 million was recognized in the consolidated statements of operations and comprehensive income for 2012.

As of December 31, 2012 there was KRW2,832 million (RMB16.6 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested stock-based awards granted to Eyedentity’s employees. This cost is expected to be recognized over a weighted average period of 2.1 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.